Income Taxes - Narrative (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%	21.00%	28.00%
Tax losses and credits carried forward							$ 299,194,000	$ 299,194,000	$ 271,390,000
Net operating loss carryforwards, subject to expiration							136,454,000	136,454,000	132,373,000
Net operating loss carryforwards, not subject to expiration							127,593,000	127,593,000	98,462,000
Deferred tax assets valuation allowance							113,276,000	113,276,000	108,300,000
Foreign earnings repatriated					$ 0	$ 0		0	0
Deferred income tax					0	0		0	0
Income tax expense					$ 0	$ 0	0	0	0
Accrued interest and penalties							0	0	0
State and local
Income Taxes [Line Items]
Tax losses and credits carried forward							22,203,000	22,203,000	18,104,000
Foreign
Income Taxes [Line Items]
Tax losses and credits carried forward							4,589,000	4,589,000	2,510,000
United States | Domestic
Income Taxes [Line Items]
Tax losses and credits carried forward							239,559,000	239,559,000	196,442,000
New Zealand | Domestic
Income Taxes [Line Items]
Tax losses and credits carried forward							35,116,000	35,116,000	54,334,000
R&D tax credits
Income Taxes [Line Items]
Tax credits							$ 35,147,000	$ 35,147,000	$ 40,556,000